Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 98,120	¥ 188,831	¥ 153,850
Impairment loss	¥ 6,586
Discontinued Operations [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses		¥ 66,126	¥ 62,441